Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	Common unit holders
Balance, value at Dec. 31, 2017	$ 140,718	$ 140,718
Balance, units at Dec. 31, 2017		29,148,554
Proceeds from private placements, net of offering costs, value	29,055	$ 29,055
Proceeds from private placements, net of offering costs, units		5,454,546
Net income	3,041	$ 3,041
Balance, value at Mar. 31, 2018	172,814	$ 172,814
Balance, units at Mar. 31, 2018		34,603,100
Balance, value at Dec. 31, 2017	140,718	$ 140,718
Balance, units at Dec. 31, 2017		29,148,554
Net income	7,528
Balance, value at Jun. 30, 2018	177,301	$ 177,301
Balance, units at Jun. 30, 2018		34,603,100
Balance, value at Mar. 31, 2018	172,814	$ 172,814
Balance, units at Mar. 31, 2018		34,603,100
Net income	4,487	$ 4,487
Balance, value at Jun. 30, 2018	177,301	$ 177,301
Balance, units at Jun. 30, 2018		34,603,100
Balance, value at Dec. 31, 2018	182,473	$ 182,473
Balance, units at Dec. 31, 2018		34,603,100
Net income	53	$ 53
Balance, value at Mar. 31, 2019	182,526	$ 182,526
Balance, units at Mar. 31, 2019		34,603,100
Balance, value at Dec. 31, 2018	182,473	$ 182,473
Balance, units at Dec. 31, 2018		34,603,100
Net income	501
Balance, value at Jun. 30, 2019	182,974	$ 182,974
Balance, units at Jun. 30, 2019		34,603,100
Balance, value at Mar. 31, 2019	182,526	$ 182,526
Balance, units at Mar. 31, 2019		34,603,100
Net income	448	$ 448
Balance, value at Jun. 30, 2019	$ 182,974	$ 182,974
Balance, units at Jun. 30, 2019		34,603,100